Shareholder Report, Holdings (Details) - Wellington Shields All-Cap Fund – Institutional Shares	May 31, 2026
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.05%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.39%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.69%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.64%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.02%
Financials
Holdings [Line Items]
Percent of Net Asset Value	7.83%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.26%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.43%